Related Party Transactions (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Units issued as underwriting fee discount	$ 540,160
Underwriting fees earned by Securities	196,395
Fees paid to outside brokers	7,210
Underwriting Fees	(743,765)
SQN AIF IV, GP LLC [Member]
Units issued as underwriting fee discount	540,160
Underwriting fees earned by Securities	196,395
Fees paid to outside brokers	7,210
Underwriting Fees	$ 743,765